Stockholders' Equity: Additional information (Details) - MXN ($) $ in Thousands			12 Months Ended
	Apr. 26, 2018	Apr. 26, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity
Capital stock			$ 7,767,276	$ 7,767,276
Capital redemption reserve			9,862,262	11,554,572
Dividends paid, classified as financing activities	$ 2,034,000	$ 1,848,000	$ 3,000,000	2,034,000	$ 1,848,000
Dividend Declared, Tax on Dividends, Percentage			42.86%
Retained earnings			$ 10,438,563	9,919,989
Additional paid-in capital			42,825,290	41,606,425
Capital Contribution			12,900,414	11,382,509
Fixed Capital Shares [Member]
Stockholders' Equity
Capital stock			1,000	1,000
Variable Capital Shares [Member]
Stockholders' Equity
Capital stock			$ 7,766,276	$ 7,766,276